ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Accounts receivable	140,049	553,157	89,153
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	140,049	553,157	89,153

The Group does not offer extended payment terms and all accounts receivable are unsecured and non-interesting bearing. The Group offers credit terms ranging from three to nine months to customers with long-term relationship and good credit history. For the years ended December 31, 2012, 2013 and 2014, accounts receivable of RMB553, nil and nil were written off after all collection efforts have ceased. No allowance for doubtful accounts was recognized as of December 31, 2013 and 2014.